Segment Information	6 Months Ended
Jun. 30, 2018
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 14: SEGMENT INFORMATION

Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Acquisition’s reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Three Month Period ended June 30, 2018 (unaudited)	Three Month Period ended June 30, 2017 (unaudited)	Six Month Period ended June 30, 2018 (unaudited)	Six Month Period ended June 30, 2017 (unaudited)
Asia	$24,027	$34,722	$52,791	$72,754
Europe	7,450	10,536	14,701	22,502
United States	10,002	13,200	20,137	27,684

Total	$41,479	$58,458	$87,629	$122,940